Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments
Schedule of fair values of derivative instruments

	December 31, 2011	December 31, 2010
Asset derivatives designated as cash flow hedging instruments:
Natural gas hedge(1)	$4,050	$—
Interest rate cap(2)	432	—

Total asset derivatives	$4,482	$—

Liability derivatives designated as cash flow hedging instruments:
Interest rate swaps(3)	$5,683	$386

(1)
Included in other current assets.

(2)
$143 thousand is included in other current assets and $289 thousand is included in other long-term assets.

(3)
As of December 31, 2011, $1.8 million is included in other current liabilities and $3.9 million is included in other long-term liabilities. The December 31, 2010 balance was included in other long-term liabilities.

Schedule of gains and losses from derivative instruments

Derivatives designated as cash flow hedging instruments	Gain (loss) recognized in accumulated other comprehensive income, net of tax		Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings		Gain (loss) recognized in earnings
	For the years ended December 31,		For the years ended December 31,		For the years ended December 31,
	2011	2010	2011	2010	2011	2010
Natural gas hedges(1)	$2,309	$(386)	$2,387	$3,017	$—	$—
Interest rate swaps(2)	(3,294)	(210)	(1,342)	(375)	—	—
Interest rate cap(2)	269	—	—	—	—	—

Total	$(716)	$(596)	$1,045	$2,642	$—	$—

(1)
Amounts recorded in miscellaneous income in the Consolidated Statements of Operations

(2)
Amounts recorded in interest expense in the Consolidated Statements of Operations